TAX - Analysis of tax expense/(credit) in the Group's consolidated statement of profit or loss and other comprehensive income (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Deferred tax
Temporary differences in the current year	¥ (7,558)		¥ (14,595)	¥ (12,585)
Effect of changes in tax rates	3,376		(1,847)	(4,022)
Income tax (credit)/expense for the year	11,680	$ 1,795	(5,912)	(3,116)
PRC [member]
Current tax
Provision for enterprise income tax on the estimated taxable profits for the year	11,472		7,547	9,990
Outside the PRC [member]
Current tax
Provision for enterprise income tax on the estimated taxable profits for the year	¥ 4,390		¥ 2,983	¥ 3,501